UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 122.7%
ENERGY 10.1%
INTEGRATED OIL & GAS 0.6%
Duncan Energy Partners LP	66,900	$1,236,312
Targa Resources Partners LP	240,000	5,580,000
		6,816,312
OIL & GAS EQUIPMENT & SERVICES 0.3%
Exterran Partners LP	105,000	3,045,000

OIL & GAS REFINING & MARKETING 0.5%
Spectra Energy Income Fund (Canada)	283,850	3,111,026
Spectra Energy Income Fund, 144A (Canada)(a)	272,000	2,981,148
		6,092,174
OIL & GAS STORAGE & TRANSPORATION 8.7%
DCP Midstream Partners LP	272,000	7,888,000
Enbridge Energy Partners LP	5,600	266,280
Energy Transfer Partners LP	169,400	7,736,498
Enterprise Products Partners LP	322,500	9,578,250
Kinder Morgan Energy Partners LP	155,400	8,498,826
Magellan Midstream Partners LP	94,000	3,807,000
SemGroup Energy Partners LP	107,800	2,721,950
Spectra Energy Corp.	1,374,664	31,273,606
Teekay LNG Partners LP	110,400	3,170,688
Teekay Offshore Partners LP	129,000	2,986,350
Williams Partners LP	501,500	15,797,250
		93,724,698
TOTAL ENERGY		109,678,184

INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Citizens Communications Co.	908,000	9,524,920
Fairpoint Communications	594,376	5,361,272
		14,886,192

	Number
	of Shares	Value
UTILITIES 111.2%
ELECTRIC UTILITIES 73.1%
American Electric Power Co.	387,200	$16,119,136
Cleco Corp.	271,400	6,019,652
DPL	252,200	6,466,408
Duke Energy Corp.(b)	4,374,128	78,078,185
E.ON AG (ADR) (Germany)	838,916	52,033,765
Electricite de France (France)	313,700	27,293,420
Entergy Corp.	849,150	92,625,282
Exelon Corp.	1,547,164	125,738,018
FirstEnergy Corp.	902,000	61,895,240
Fortum Oyj (Finland)	308,000	12,550,232
FPL Group	1,169,000	73,343,060
Great Plains Energy	172,200	4,244,730
ITC Holdings Corp.	177,600	9,245,856
Northeast Utilities	408,500	10,024,590
Pepco Holdings	1,366,200	33,772,464
Pinnacle West Capital Corp.	622,600	21,840,808
PPL Corp.	808,300	37,117,136
Progress Energy	580,750	24,217,275
Scottish and Southern Energy PLC (United Kingdom)	937,930	26,134,946
Southern Co.	1,952,500	69,528,525
		788,288,728
GAS UTILITIES 6.7%
AGL Resources	162,100	5,563,272
Atmos Energy Corp.	210,500	5,367,750
Equitable Resources	1,046,302	61,627,188
		72,558,210
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
Constellation Energy Group	134,000	11,828,180

	Number
	of Shares	Value
MULTI UTILITIES 30.3%
Ameren Corp.(c)	599,400	$26,397,576
Consolidated Edison	721,200	28,631,640
Dominion Resources	755,200	30,842,368
DTE Energy Co.	168,500	6,552,965
NSTAR	346,339	10,539,096
OGE Energy Corp.	451,000	14,057,670
PG&E Corp.	1,156,000	42,563,920
Public Service Enterprise Group	1,302,800	52,359,532
Puget Energy	68,900	1,782,443
RWE AG (Germany)	81,479	10,015,511
Sempra Energy	621,504	33,113,733
TECO Energy	317,900	5,070,505
United Utilities PLC (United Kingdom)	840,651	11,520,292
Vectren Corp.	431,067	11,565,528
Xcel Energy	2,062,500	41,146,875
		326,159,654
TOTAL UTILITIES		1,198,834,772

TOTAL COMMON STOCK (Identified cost—$980,409,611)		1,323,399,148

PREFERRED SECURITIES—$25 PAR VALUE 20.1%
BANK 2.5%
Chevy Chase Bank, 8.00%, Series C	145,500	3,084,600
Deutsche Bank Contingent Capital Trust III, 7.60%	201,000	4,974,750
HSBC USA, 6.50%, Series H	83,375	1,875,938
Sovereign Bancorp, 7.30%, Series C	200,000	4,200,000
Sovereign Capital Trust V, 7.75%, due 5/22/36	132,000	2,481,600
SunTrust Capital IX, 7.875%	31,900	781,550
Wachovia Capital Trust X, 7.85%, due 12/1/67	99,300	2,482,500
Wachovia Corp., 7.25%, Series A	90,000	2,131,200
Wells Fargo Capital XII, 7.875%	141,100	3,569,830
Zions Bancorporation, 4.00%, Series A (FRN)	80,000	1,358,000
		26,939,968

	Number
	of Shares	Value
BANK—FOREIGN 1.0%
Royal Bank of Scotland Group PLC, 6.35%, Series N	130,700	$2,885,856
Royal Bank of Scotland Group PLC, 6.60%, Series S	28,278	630,599
Royal Bank of Scotland Group PLC, 7.25%, Series T	116,948	2,861,718
Santander Finance Preferred, 6.50%	80,000	1,700,000
Santander Finance Preferred, 4.00%, Series 6 (FRN)	200,000	3,460,000
		11,538,173
ELECTRIC—INTEGRATED 0.7%
Entergy Louisiana LLC, 7.60%, due 4/1/32	172,063	4,339,429
FPL Group Capital, 7.45%, due 9/1/67, Series E	120,000	3,103,200
		7,442,629
FINANCE 1.8%
DIVERSIFIED FINANCIAL SERVICES 0.3%
Federal National Mortgage Association, 8.25%	66,900	1,608,945
Freddie Mac, 8.375%, Series Z	42,500	1,037,000
		2,645,945
INVESTMENT BANKER/BROKER 1.2%
Citigroup, 8.125%, Series AA	155,000	3,726,200
JP Morgan Chase Capital X, 7.00%, due 2/15/32	30,394	750,732
Lehman Brothers Holdings, 7.95%, Series J	343,575	7,070,774
Merrill Lynch & Co., 4.00%, Series 5 (FRN)	12,180	171,981
Morgan Stanley Capital Trust III, 6.25%	84,000	1,702,680
		13,422,367
INVESTMENT BANKER/BROKER—FOREIGN 0.2%
Credit Suisse Guernsey, 7.90% (Switzerland)	80,000	1,996,000

MORTGAGE LOAN/BROKER 0.1%
Countrywide Capital V, 7.00%	59,026	985,734
TOTAL FINANCE		19,050,046

GAS—DISTRIBUTION 0.2%
Southern Union Co., 7.55%, Series A	100,000	2,477,000

	Number
	of Shares	Value
INSURANCE 2.2%
MULTI-LINE—FOREIGN 0.9%
ING Groep N.V., 7.375%	400,000	$9,824,000
PROPERTY CASUALTY—FOREIGN 0.6%
ACE Ltd., 7.80%, Series C	170,000	4,205,800
Arch Capital Group Ltd., 8.00%	60,000	1,531,200
		5,737,000
REINSURANCE—FOREIGN 0.7%
Aspen Insurance Holdings Ltd., 7.401%, Series A	100,000	2,155,000
Axis Capital Holdings Ltd., 7.25%, Series A	64,200	1,498,428
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	3,925,000
		7,578,428
TOTAL INSURANCE		23,139,428
INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	131,694	2,747,137
United States Cellular Corp., 7.50%, due 6/15/34	91,177	1,975,805
		4,722,942
MEDIA—DIVERSIFIED SERVICES 0.7%
Comcast Corp., 7.00%, due 9/15/55, Series B	305,856	7,202,909
REAL ESTATE 9.4%
DIVERSIFIED 1.4%
Duke Realty Corp., 8.375%, Series O	77,300	1,901,580
Forest City Enterprises, 7.375%, Class A	80,800	1,809,112
iStar Financial, 7.875%, Series E	300,700	4,645,815
iStar Financial, 7.80%, Series F	120,000	1,668,000
iStar Financial, 7.65%, Series G	125,000	1,695,000
iStar Financial, 7.50%, Series I	113,940	1,526,796
Lexington Corporate Properties Trust, 8.05%, Series B	75,000	1,593,750
		14,840,053
HEALTH CARE 1.5%
Health Care REIT, 7.875%, Series D	72,550	1,773,848
Health Care REIT, 7.625%, Series F(d)	218,800	5,249,012

	Number
	of Shares	Value
LTC Properties, 8.00%, Series F	398,074	$9,625,429
		16,648,289
HOTEL 0.5%
Ashford Hospitality Trust, 8.55%, Series A	156,500	2,895,250
Host Hotels & Resorts, 8.875%, Series E	100,000	2,515,000
W2007 Grace Acquisition I, 8.75%, Series B(e)	44,300	443,000
		5,853,250
MORTGAGE 0.1%
Newcastle Investment Corp., 8.05%, Series C	80,000	945,600

OFFICE 2.7%
Alexandria Real Estate Equities, 8.375%, Series C	508,300	12,951,484
Brandywine Realty Trust, 7.50%, Series C	75,819	1,561,113
Digital Realty Trust, 8.50%, Series A	56,000	1,287,440
Maguire Properties, 7.625%, Series A	36,714	433,225
SL Green Realty Corp., 7.625%, Series C	247,000	5,599,490
SL Green Realty Corp., 7.875%, Series D	347,333	7,964,346
		29,797,098
OFFICE/INDUSTRIAL 0.8%
PS Business Parks, 7.00%, Series H	75,700	1,653,288
PS Business Parks, 6.875%, Series I	54,950	1,156,697
PS Business Parks, 7.95%, Series K	230,000	5,485,500
		8,295,485
RESIDENTIAL—APARTMENT 0.4%
Apartment Investment & Management Co., 8.00%, Series V	87,000	1,953,150
Apartment Investment & Management Co., 7.875%, Series Y	93,000	2,063,670
		4,016,820
SELF STORAGE 0.3%
Public Storage, 6.45%, Series X	150,000	3,082,500

SHOPPING CENTER 1.7%
COMMUNITY CENTER 1.4%
Cedar Shopping Centers, 8.875%, Series A	128,104	2,961,764
Developers Diversified Realty Corp., 7.50%, Series I	302,000	6,795,000
Kimco Realty Corp., 7.75%, Series G	160,000	3,824,000

	Number
	of Shares	Value
Saul Centers, 8.00%, Series A	67,500	$1,653,750
		15,234,514
REGIONAL MALL 0.3%
CBL & Associates Properties, 7.75%, Series C	126,931	2,614,779
TOTAL SHOPPING CENTER		17,849,293
TOTAL REAL ESTATE		101,328,388

UTILITIES—ELECTRIC UTILITIES 1.2%
American Electric Power Co., 8.75%	83,816	2,124,736
Entergy Arkansas, 6.45%	79,000	2,004,625
Entergy Corp., 7.625% ($50 par value)	40,200	2,623,452
PPL Electric Utilities Corp., 6.25%	100,000	2,437,500
Xcel Energy, 7.60%	160,000	3,968,000
		13,158,313
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$238,948,072)		216,999,796

PREFERRED SECURITIES—CAPITAL SECURITIES 7.3%
AUTO—FOREIGN 0.4%
Porsche International Finance PLC, 7.20%, due 2/28/49	4,000,000	3,969,000

BANK—FOREIGN 0.4%
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(a)	2,000,000	1,811,170
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	3,250,000	2,803,320
		4,614,490
ELECTRIC 1.0%
MULTI UTILITIES 0.7%
Dominion Resources, 7.50%, due 6/30/66, Series A	6,000,000	5,546,658
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,000,000	2,092,732
		7,639,390
UTILITIES 0.3%
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	3,523,110
TOTAL ELECTRIC		11,162,500

FINANCE 0.6%
CREDIT CARD 0.2%
Capital One Capital III, 7.686%, due 8/15/36	3,500,000	2,724,866

	Number
	of Shares	Value
DIVERSIFIED FINANCIAL SERVICES 0.2%
Webster Capital Trust IV, 7.65%, due 6/15/37	2,500,000	$1,706,057
INVESTMENT BANKER/BROKER 0.2%
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	2,000,000	1,847,572
TOTAL FINANCE		6,278,495

FOOD 0.4%
Dairy Farmers of America, 7.875%, 144A(a),(e),(f)	52,500	4,363,637

GAS UTILITIES 0.7%
Southern Union Co., 7.20%, due 11/1/66	8,600,000	7,267,000

INSURANCE 2.5%
LIFE/HEALTH INSURANCE 0.9%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	5,000,000	4,226,080
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	6,000,000	5,649,156
		9,875,236
MULTI-LINE 1.6%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(e)	7,000,000	5,500,215
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(a)	4,000,000	3,343,800
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	9,350,000	8,835,750
		17,679,765
TOTAL INSURANCE		27,555,001
OIL & GAS STORAGE & TRANSPORTATION 0.8%
Enterprise Products Operating LP, 8.375%, due 8/1/66	5,580,000	5,439,328
PPL Capital Funding, 6.70%, due 3/30/67, Series A	4,000,000	3,406,924
		8,846,252
OIL—EXPLORATION AND PRODUCTION 0.5%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	5,000,000	5,081,250
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$88,695,357)		79,137,625

	Principal
	Amount	Value
CORPORATE BONDS 4.9%
BANK 1.5%
Bank of America Corp., 8.00%, due 12/29/49	$6,000,000	$6,017,340
PNC Preferred Funding Trust I, 8.70%, due 2/28/49, 144A(a)	6,000,000	5,775,000
State Street Capital Trust III, 8.25%, due 12/29/49	3,000,000	3,016,290
Wachovia Corp., 7.98%, due 2/28/49	1,500,000	1,478,300
		16,286,930
INDEPENDENT POWER PRODUCER 0.3%
NRG Energy, 7.375%, due 1/15/17	3,000,000	2,925,000

INTEGRATED TELECOMMUNICATIONS SERVICES 1.3%
Citizens Communications Co., 7.125%, due 3/15/19	3,000,000	2,640,000
Citizens Communications Co., 9.00%, due 8/15/31	7,550,000	6,644,000
Embarq Corp., 7.995%, due 6/1/36	5,000,000	4,578,280
		13,862,280
MEDIA 1.0%
Cablevision Systems Corp., 8.00%, due 4/15/12	2,600,000	2,541,500
Rogers Cable, 8.75%, due 5/1/32	7,000,000	7,775,817
		10,317,317
OIL & GAS REFINING & MARKETING 0.2%
Williams Partners LP, 7.25%, due 2/1/17	2,500,000	2,525,000

OIL & GAS STORAGE & TRANSPORTATION 0.6%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	3,000,000	2,765,967
Williams Cos. (The), 7.75%, due 6/15/31	3,000,000	3,202,500
		5,968,467
TOTAL CORPORATE BONDS (Identified cost—$54,384,333)		51,884,994

COMMERCIAL PAPER 5.9%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$64,100,000)	64,100,000	64,100,000

TOTAL INVESTMENTS (Identified cost—$1,426,537,373)	160.9%	$1,735,521,563

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)%	(5,209,521)

LIQUIDATION VALUE OF PREFERRED SHARES	(60.4)%	(652,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $24.89 per share based on 43,320,750 shares of common stock outstanding)	100.0%	$1,078,312,042

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.6% of net assets applicable to common shares.

(b) 300,000 shares segregated as collateral for interest rate swap transactions.

(c) 310,000 shares segregated as collateral for interest rate swap transactions.

(d) 40,000 shares segregated as collateral for interest rate swap transactions.

(e) Illiquid security.  Aggregate holdings equal 1.0% of net assets applicable to common shares.

(f) Fair valued security.  Aggregate holdings equal 0.4% of net assets applicable to common shares.

Interest rate swaps outstanding at March 31, 2008 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative
Products AG	$40,000,000	3.823%	3.119%	June 1, 2008	$(98,780)
Merrill Lynch Derivative
Products AG	$35,000,000	4.085%	2.654%	May 27, 2009	(723,620)
Merrill Lynch Derivative
Products AG	$40,000,000	3.995%	3.075%	July 7, 2009	(868,576)
Merrill Lynch Derivative
Products AG	$35,000,000	3.510%	2.599%	December 22, 2012	(525,193)
Royal Bank of Canada	$35,000,000	3.890%	2.559%	May 19, 2008	(75,686)
Royal Bank of Canada	$30,000,000	4.077%	3.119%	June 1, 2009	(639,650)
Royal Bank of Canada	$35,000,000	3.525%	2.818%	October 17, 2012	(593,044)
Royal Bank of Canada	$72,000,000	3.615%	2.704%	March 29, 2014	(697,629)
UBS AG	$32,500,000	3.977%	2.818%	June 17, 2008	(104,639)
UBS AG	$20,000,000	5.224%	2.536%	February 20, 2010	(1,092,265)
UBS AG	$25,000,000	4.550%	3.111%	April 4, 2010	(1,107,495)
UBS AG	$32,000,000	4.153%	2.606%	May 26, 2010	(1,172,643)
UBS AG	$35,000,000	2.905%	2.599%	May 25, 2012	176,128
					$(7,523,092)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,735,521,563	$1,529,592,819	$193,794,107	$12,134,637
Other Financial Instruments*	(7,523,092)	—	(7,523,092)	—
Total	$1,727,998,471	$1,529,592,819	$186,271,015	$12,134,637

* Other financial instruments include interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$9,716,400
Accrued premiums/discounts	(2)
Realized gain (loss)	(2,319,768)
Change in unrealized appreciation (depreciation)	1,839,644
Net purchases (sales)	4,902,988
Transfers in and/or out of Level 3	(2,004,625)
Balance as of March 31, 2008	$12,134,637

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$360,845,403
Gross unrealized depreciation	(51,861,213)
Net unrealized appreciation	$308,984,190

Cost for federal income tax purposes	$1,426,537,373

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008